Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Other Liabilities, Current [Abstract]
Statutory liabilities	$ 1,499,260	$ 1,417,751	$ 658,834
Deferred revenue	1,423,827	108,442	292,031
Advance from customers	188,383	52,227	0
Provision for income tax	83,079	83,054	137,862
Retirements benefits	3,008	3,008	4,706
Other payables	5,539,707	839,411	1,032,636
Other current liabilities	$ 8,737,264	$ 2,503,893	$ 2,126,069